Interest-Bearing Time Deposits	12 Months Ended
Dec. 31, 2011
Interest Bearing Time Deposits Disclosure [Abstract]
Interest Bearing Time Deposits Disclosure [Text Block]

Note 9:      Interest-Bearing Time Deposits

Interest-bearing time deposits in denominations of $100,000 or more were $99,861,000 on December 31, 2011, and $86,100,000 on December 31, 2010. Certificates of Deposit obtained from brokers totaled approximately $5,930,000 and $5,930,000 at December 31, 2011 and 2010, respectively, and mature between 2013 and 2015.

At December 31, 2011, the scheduled maturities of time deposits were as follows:

2012	$118,906,795
2013	43,873,606
2014	31,822,774
2015	14,334,890
2016	10,367,688
Thereafter	2,141,305

$221,447,059

Included in time deposits at December 31, 2011 and 2010 were $37,811,000 and $34,799,000, respectively, of deposits which were obtained through the Certificate of Deposit Account Registry Service (CDARS). This service allows deposit customers to maintain fully insured balances in excess of the $250,000 FDIC limit without the inconvenience of having multi-banking relationships. Under the reciprocal program that the Company is currently participating in, customers agree to allow the Company to place their deposits with other participating banks in the CDARS program in insurable amounts under $250,000. In exchange, other banks in the program agree to place their deposits with the Company also in insurable amounts under $250,000.